Consolidated Statements of Financial Condition (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.20	$ 0.20
Common stock, shares authorized	22,500,000	22,500,000
Common stock, shares issued	5,595,320	5,587,070
Common stock, shares outstanding	5,595,320	5,587,070
Accumulated other comprehensive (loss) income, net of tax benefit (expense)	$ 3,921	$ 1,376